Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Brasil Knutsen [Member]
Business Acquisition [Line Items]
Revenue	$ 223,220
Net income	64,034
Lena Knutsen [Member]
Business Acquisition [Line Items]
Revenue	220,904
Net income	62,999
Vigdis Knutsen [Member]
Business Acquisition [Line Items]
Revenue	222,354
Net income	63,225
Tordis Knutsen [Member]
Business Acquisition [Line Items]
Revenue	221,198
Net income	$ 66,584
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Revenue		$ 190,229	$ 164,477
Net income		$ 65,101	38,401
Ingrid Knutsen Dan Sabia [Member]
Business Acquisition [Line Items]
Revenue			173,116
Net income			$ 43,810